Net Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss per Common Share

10. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the three and nine months ended September 30, 2017 and 2018, the outstanding RSUs, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Based on review of the applicable guidance, the 120,000 prefunded warrants that were issued in the September 20, 2018 registered direct offering with an exercise price of $0.01 are considered common stock equivalents and are included in the calculation of basic and diluted loss per share. In other periods presented, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine months ended
	September 30,
	2017	2018
Preferred warrants outstanding (number of common stock equivalents)	17	17
Common warrants outstanding	280,058	4,814,927
RSUs outstanding	12,030	360
Common options outstanding	82,810	114,641
Total anti-dilutive common share equivalents	374,915	4,929,945

12. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the years ended December 31, 2016 and 2017, the outstanding RSUs, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the year ended
	December 31,
	2016	2017
Preferred warrants outstanding (number of common stock equivalents)	17	17
Common warrants outstanding	387,465	288,266
RSUs outstanding	5,808	12,030
Common options outstanding	29,888	81,642

Total anti-dilutive common share equivalents	423,178	381,958